Share Based Payment - Summary of Stock Option and SAR Activity under 2023 Plan (Details)		12 Months Ended
		Dec. 31, 2023 shares SFr / shares		Dec. 31, 2022 shares SFr / shares	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares	[1]	1,762,949		1,289,090	1,116,045
Number of Options, Granted | shares	[1]	1,614,000	[2]	629,295	341,794
Number of SARs, Granted | shares		134,765
Number of Options, Earnout Option Granted | shares		369,737
Number of Options, Forfeited | shares	[1]	(302,299)	[2],[3]	(94,273)	(168,749)
Number of Options, Exercised | shares	[1]	(112,942)	[3]	(61,163)
Number of Options, Outstanding ending balance | shares	[1]	3,466,210		1,762,949	1,289,090
Number of Options, Exercisable | shares	[1]	1,164,513		819,603	759,324
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares	[1]	SFr 2.39		SFr 2.05	SFr 1.96
Weighted Average Exercise Price, Granted | SFr / shares	[1]	7.49	[2]	2.98	2.36
Weighted Average Exercise Price of SARs, Granted | SFr / shares		7.27
Weighted Average Exercise Price, Earnout Option Granted | SFr / shares		0.01
Weighted Average Exercise Price, Forfeited | SFr / shares	[1]	2.62	[2],[3]	2.35	2.09
Weighted Average Exercise Price, Exercised | SFr / shares	[1]	2.43	[3]	1.85
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares	[1]	4.5		2.39	2.05
Weighted Average Exercise Price, Exercisable | SFr / shares	[1]	SFr 2.21		SFr 1.97	SFr 1.9
Granted shares expiration period		2033	[2]	2031	2030
Granted SARs expiration period		2033
Earnout options granted expiration period		2028
Forfeited shares expiration period	[2],[3]	2033
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2033		2031	2030	2029
Forfeited shares expiration period				2030	2028
Exercised shares expiration period		2032	[3]	2027
Exercisable shares expiration period		2033		2031	2030
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2027		2027	2026	2026
Forfeited shares expiration period				2023	2027
Exercised shares expiration period		2028	[3]	2026
Exercisable shares expiration period		2028		2027	2026

[1]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
[2]	Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Business Combination and Financing Activities for further details.
[3]	Forfeited amount includes earnout options forfeited during the year ended December 31, 2023. No SARs have been exercised or forfeited during the year ended December 31, 2023.